Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

4. FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. Fair values are based on assumptions that market participants would use when pricing an asset or liability, including assumptions about risk and the risks inherent in valuation techniques and the inputs to valuations. Fair value measurements assume that the transaction occurs in the principal market for the asset or liability (the market with the most volume and activity for the asset or liability from the perspective of the reporting entity), or in the absence of a principal market, the most advantageous market for the asset or liability (the market in which the reporting entity would be able to maximize the amount received or minimize the amount paid). The Plan applies fair value measurements to the Plan’s investments in accordance with the requirements described above.

Inputs and Assumptions

The Plan maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring the fair value of its investments. Fair value is based on actively-quoted market prices, if available. In the absence of actively-quoted market prices, the Plan seeks price information from external sources, including broker quotes. When evaluating pricing information provided by brokers, the Plan considers whether the broker is willing and able to trade at the quoted price, if the broker quotes are based on an active market or an inactive market and the extent to which brokers are utilizing a particular model if pricing is not readily available. If pricing information from external sources is not available, or if the Plan believes that observable pricing is not indicative of fair value, judgment is required to develop the estimates of fair value. In those cases, the Plan must estimate prices based on available historical and near-term future price information and certain statistical methods that reflect market assumptions.

The inputs and assumptions used in measuring fair value for investments include the following:

•
Quoted securities prices and indices
•
Securities trading information including volume and restrictions
•
Maturity
•
Interest rates
•
Credit quality

The Plan regularly evaluates and validates the inputs used to estimate fair value by a number of methods, including review and verification of models, as well as various market price verification procedures such as the use of multiple broker quotes to support the market price of the various investments in which the Plan transacts.

The fair values of the Plan’s and Master Trust's investments are determined as follows:

•
Dominion Energy Stock Fund—The fund’s fair value has been determined by the custodian based on the fair value of the underlying investments within the fund. The Fund is made up of Dominion Energy common stock specific to the Plan and the other employee benefit plan of Dominion Energy and its subsidiaries, which is valued at the closing price reported on the active market on which the securities trade, and a common/collective trust fund valued as described under common/collective trust funds below. The individual assets of a stock fund are considered separately as individual investments for accounting, auditing, and financial statement reporting purposes.
•
Mutual Fund—Investment is valued at quoted market price, which represent the value of shares held by the Plan at year-end.
•
Self-Directed Brokerage—The Schwab Personal Choice Retirement Account is a self-directed brokerage account. Investments are valued based on the underlying assets. These consist primarily of common stocks, exchange-traded funds and mutual funds, valued at the closing price reported on the active market on which the securities trade, as well as interest bearing cash valued at cost plus accrued interest.
•
Common/Collective Trust Funds—Investments in common/collective trust funds are stated at the net asset value (NAV) as determined by the issuer of the common/collective trust funds and are based on the fair value of the underlying investments held by the fund less its liabilities. The NAV is used as a practical expedient to estimate fair value. The funds do not have any unfunded commitments and do not have any applicable liquidation periods or defined terms/periods to be held. The Plan may generally sell assets from the funds to satisfy participant payment obligations (assets are redeemable daily) and may transfer assets from the funds to other investment options based on participant elections (overnight liquidity is generally available).
•
Separately Managed Account—A portfolio of individual securities, such as short-term securities, that is managed on the participant's behalf. Unlike a mutual fund or exchange-traded fund, the plan directly owns the individual securities instead of pooling its assets with other investors. The individual assets of a separately managed account/fund are held in the name of the plan (the plan owns the underlying securities) and are considered separately as individual investments for accounting, auditing and financial statement reporting purposes. Short-term securities mainly include short-term notes, commercial paper and certificates of deposit, which are short-term, highly liquid investments. Short-term notes and certificates of deposit are valued at cost plus accrued interest and commercial paper is valued at amortized cost, which approximates fair value.

Levels

The Plan utilizes the following fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1—Quoted prices (unadjusted) in active markets for identical assets that the Plan has the ability to access at the measurement date.
•
Level 2—Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for the asset, including quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, inputs other than quoted prices that are observable for the asset, and inputs that are derived from observable market data by correlation or other means.
•
Level 3—Unobservable inputs for the asset, including situations where there is little, if any, market activity for the asset.

The fair value hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobservable data (Level 3). In some cases, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. In these cases, the lowest level input that is significant to a fair value measurement in its entirety determines the applicable level in the fair value hierarchy. Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset.

Recurring Fair Value Measurements

Fair value measurements are separately disclosed by level within the fair value hierarchy.

Plan Investments

The following table presents the investments held by the Plan that are measured at fair value for each hierarchy level as of December 31, 2025 and 2024:

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Dominion Energy common stock	$592,040,555	$—	$—	$592,040,555	$585,860,311	$—	$—	$585,860,311
Mutual fund	—	—	—	—	10,820,286	—	—	10,820,286
Self-directed brokerage accounts	67,226,753	—	—	67,226,753	39,278,045	—	—	39,278,045
Total recorded at fair value	$659,267,308	$—	$—	$659,267,308	$635,958,642	$—	$—	$635,958,642
Assets recorded at NAV(1):
Common/collective trust funds(2)				1,568,230,753				1,344,018,147
Total				$2,227,498,061				$1,979,976,789
(1)
These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy.
(2)
Included in Common/collective trust funds is the BNY EB Temporary Investment Fund) which is comprised of money market instruments with short-term maturities used for temporary investment and is not an investment option for participants.

Investments Held in Master Trust

The following table presents the investments held in the Master Trust for the Plan and the other employee benefit plan of Dominion Energy and its subsidiaries that are measured at fair value for each hierarchy level as of December 31, 2025 and 2024:

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Master Trust:
Separately Managed Account:
Short-term securities	$—	$380,511,478	$—	$380,511,478	$—	$396,825,975	$—	$396,825,975
Total recorded at fair value	$—	$380,511,478	$—	$380,511,478	$—	$396,825,975	$—	$396,825,975
Assets recorded at NAV(1):
Common/collective trust funds				2,532,110,557				2,249,157,863
Total assets recorded at NAV				2,532,110,557				2,249,157,863
Total investments				$2,912,622,035				$2,645,983,838
(1)
These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy.